The Gabelli Value 25 Fund Inc.

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 96.8%
	Aerospace — 2.7%
188,000	Aerojet Rocketdyne Holdings Inc.	$8,828,480

	Automotive — 1.2%
90,000	Navistar International Corp.†	3,962,700

	Automotive: Parts and Accessories — 2.6%
801	Dana Inc.	19,488
32,000	Garrett Motion Inc.†	166,080
72,000	Genuine Parts Co.	8,322,480

		8,508,048

	Broadcasting — 12.5%
7,000	Liberty Broadband Corp., Cl. A†	1,016,050
43,500	Liberty Broadband Corp., Cl. C†	6,531,525
104,000	Liberty Media Corp.-
	Liberty SiriusXM, Cl. C†	4,587,440
166,000	MSG Networks Inc., Cl. A†	2,496,640
10,000	Sinclair Broadcast Group Inc., Cl. A	292,600
533,000	ViacomCBS Inc., Cl. A(a)	25,141,610

		40,065,865

	Building and Construction — 0.7%
1,000	Carrier Global Corp.	42,220
30,000	Johnson Controls
	International plc	1,790,100
10,000	Vantage Towers AG†	281,448

		2,113,768

	Business Services — 1.4%
145,000	Macquarie Infrastructure Corp.	4,612,450

	Cable and Satellite — 6.1%
20,000	AMC Networks Inc., Cl. A†	1,063,200
130,000	Comcast Corp., Cl. A	7,034,300
154,000	DISH Network Corp., Cl. A†	5,574,800
76,000	EchoStar Corp., Cl. A†	1,824,000
54,000	Liberty Global plc, Cl. A†	1,385,640
38,000	Liberty Global plc, Cl. C†	970,520
36,000	Rogers Communications Inc., Cl. B	1,659,600

		19,512,060

	Communications Equipment — 0.9%
75,000	Loral Space & Communications Inc.	2,825,250

	Consumer Products — 9.1%
75,000	Edgewell Personal Care Co.	2,970,000
54,500	Energizer Holdings Inc.	2,586,570
260,000	Qurate Retail Inc., Cl. A	3,057,600
265,500	Swedish Match AB	20,726,964

		29,341,134

	Diversified Industrial — 4.7%
36,160	Ampco-Pittsburgh Corp.†	244,080
77,000	Crane Co.	7,231,070

Shares		Market Value
38,000	DuPont de Nemours Inc.	$2,936,640
3,000	FMC Corp.	331,830
20,000	Honeywell International Inc.	4,341,400
1,000	Otis Worldwide Corp.	68,450

		15,153,470

	Electronics — 9.3%
125,000	Resideo Technologies Inc.†	3,531,250
249,000	Sony Group Corp., ADR	26,396,490

		29,927,740

	Energy and Utilities — 2.4%
153,000	National Fuel Gas Co	7,648,470

	Entertainment — 10.9%
33,500	Discovery Inc., Cl. A†	1,455,910
150,000	Discovery Inc., Cl. C†	5,533,500
45,000	Fox Corp., Cl. A.	1,624,950
398,000	Grupo Televisa SAB, ADR†	3,526,280
23,000	Liberty Media Corp.-
	Liberty Braves, Cl. A†	655,730
103,040	Liberty Media Corp.-
	Liberty Braves, Cl. C†	2,866,573
59,500	Madison Square Garden Entertainment Corp.†	4,867,100
54,500	Madison Square Garden Sports Corp.†	9,780,570
26,500	The Walt Disney Co.†	4,889,780

		35,200,393

	Environmental Services — 5.0%
103,000	Republic Services Inc.	10,233,050
55,000	Waste Connections Inc.	5,938,900

		16,171,950

	Equipment and Supplies — 1.1%
48,000	CIRCOR International Inc.†	1,671,360
50,000	Flowserve Corp.	1,940,500

		3,611,860

	Financial Services — 9.4%
108,000	American Express Co.	15,275,520
25,000	Citigroup Inc.	1,818,750
200,000	The Bank of New York Mellon Corp.	9,458,000
10,000	The Goldman Sachs Group Inc.	3,270,000
10,000	Wells Fargo & Co.	390,700

		30,212,970

	Food and Beverage — 4.3%
55,000	Diageo plc, ADR	9,031,550
80,000	Mondele¯z International Inc., Cl. A	4,682,400

		13,713,950

	Hotels and Gaming — 1.3%
53,000	Ryman Hospitality Properties Inc., REIT†	4,108,030

	Machinery — 2.6%
243,744	CNH Industrial NV†	3,812,156

The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
100,000	CNH Industrial NV, Borsa Italiana†	$1,547,378
27,000	Xylem Inc.	2,839,860

		8,199,394

	Metals and Mining — 6.3%
336,000	Newmont Corp.	20,250,720

	Real Estate — 1.1%
60,045	Indus Realty Trust Inc., REIT	3,612,307

	Telecommunications — 0.7%
97,000	Telephone and Data Systems Inc.	2,227,120

	Wireless Communications — 0.5%
44,000	United States Cellular Corp.†	1,605,120

	TOTAL COMMON STOCKS	311,413,249

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
25,000	Ampco-Pittsburgh Corp., expire 08/01/25†	33,000

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 3.2%
	U.S. Cash Management Bills — 0.4%
$ 1,390,000	0.005% to 0.010%††, 04/20/21 to 05/04/21	$1,389,989

	U.S. Treasury Bills — 2.8%
8,930,000	0.005% to 0.059%††(b), 04/29/21 to 06/17/21	8,929,882

	TOTAL U.S. GOVERNMENT OBLIGATIONS	10,319,871

	TOTAL INVESTMENTS — 100.0% (Cost $120,227,005)	$321,766,120

†	Represents annualized yields at dates of purchase.
(a)	Securities, or a portion thereof, with a value of $19,339,700 were deposited with Pershing LLC.
(b)	At March 31, 2021, $4,000,000 of the principal amount was pledged as collateral for current or potential holdings.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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